Lease commitments	12 Months Ended
Dec. 31, 2018
Leases1 [Abstract]
Lease commitments

34	Lease commitments
Operating lease commitments
At 31 December 2018, future minimum lease payments under non-cancellable operating leases for land, buildings and equipment were
$3,435m (2017: $3,950m).
Finance lease receivables
HSBC leases a variety of assets to third parties under finance leases, including transport assets (such as aircraft), property and general plant and machinery. At the end of lease terms, assets may be sold to third parties or leased for further terms. Rentals are calculated to recover the cost of assets less their residual value, and earn finance income.

	2018			2017
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments	Unearned finance income	Present value
	$m	$m	$m	$m	$m	$m
Lease receivables:
No later than one year	2,229	(196)	2,033	3,523	(326)	3,197
Later than one year and no later than five years	7,420	(628)	6,792	7,033	(696)	6,337
Later than five years	5,032	(619)	4,413	4,784	(669)	4,115
At 31 Dec	14,681	(1,443)	13,238	15,340	(1,691)	13,649